TRADE PAYABLES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
TRADE PAYABLES AND OTHER LIABILITIES
TRADE PAYABLES AND OTHER LIABILITIES
18	TRADE PAYABLES AND OTHER LIABILITIES

Trade payables and other liabilities comprises:

	As at	As at
	December 31,	December 31,
	2023	2022
Trade payables	7,504	4,327
Accrued liabilities	13,983	14,817
Sales tax payable	12	—
Other payables	347	405
Trade payables and other liabilities	21,846	19,549